UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund

January 31, 2015

1.813029.110

FAV-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.8%
Delphi Automotive PLC	4,113	$ 282,686
Tenneco, Inc. (a)	4,300	221,106
The Goodyear Tire & Rubber Co.	24,262	588,111
Visteon Corp. (a)	6,613	641,130
		1,733,033
Automobiles - 0.2%
Harley-Davidson, Inc.	3,200	197,440
Diversified Consumer Services - 1.4%
H&R Block, Inc.	7,912	271,223
Houghton Mifflin Harcourt Co. (a)	37,677	741,483
Kroton Educacional SA	33,492	153,527
Service Corp. International	7,428	168,096
		1,334,329
Hotels, Restaurants & Leisure - 0.3%
DineEquity, Inc.	2,200	234,850
Household Durables - 2.4%
Helen of Troy Ltd. (a)	3,175	238,824
Jarden Corp. (a)	11,948	573,743
KB Home (e)	35,574	443,252
Whirlpool Corp.	4,890	973,501
		2,229,320
Leisure Products - 0.5%
Brunswick Corp.	3,193	173,316
Mattel, Inc.	9,540	256,626
Vista Outdoor, Inc. (a)	1,400	47,599
		477,541
Media - 1.7%
CBS Corp. Class B	3,846	210,799
Liberty Broadband Corp. Class C (a)	4,658	206,815
Liberty Media Corp. Class C (a)	576	19,653
Live Nation Entertainment, Inc. (a)	27,333	649,705
Omnicom Group, Inc.	4,490	326,872
Sinclair Broadcast Group, Inc. Class A (e)	7,730	191,240
		1,605,084
Multiline Retail - 0.7%
Dillard's, Inc. Class A	1,626	184,714
Kohl's Corp.	8,685	518,668
		703,382
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	1,192	$ 189,528
AutoZone, Inc. (a)	526	314,001
Chico's FAS, Inc.	32,413	540,649
GameStop Corp. Class A	7,400	260,850
Office Depot, Inc. (a)	63,138	479,849
Rent-A-Center, Inc.	11,230	384,964
The Men's Wearhouse, Inc.	5,686	264,228
		2,434,069
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group, Inc. (a)	3,126	305,723
Gildan Activewear, Inc.	4,200	245,185
Japan Tobacco, Inc.	6,300	171,591
		722,499
TOTAL CONSUMER DISCRETIONARY		11,671,547
CONSUMER STAPLES - 2.7%
Beverages - 0.7%
C&C Group PLC	44,077	172,830
Cott Corp.	37,346	283,830
Molson Coors Brewing Co. Class B	3,397	257,934
		714,594
Food Products - 1.4%
Bunge Ltd.	4,372	391,425
ConAgra Foods, Inc.	5,500	194,865
Dean Foods Co.	12,421	225,069
Greencore Group PLC	40,282	186,993
The J.M. Smucker Co.	3,598	371,134
		1,369,486
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	6,400	154,852
Personal Products - 0.4%
Coty, Inc. Class A	18,311	348,275
TOTAL CONSUMER STAPLES		2,587,207
ENERGY - 4.7%
Energy Equipment & Services - 1.0%
BW Offshore Ltd.	82,345	78,978
Dril-Quip, Inc. (a)	3,600	267,228
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	3,060	$ 114,689
Halliburton Co.	3,868	154,681
Odfjell Drilling A/S	28,835	33,516
Rowan Companies PLC	6,313	133,331
SBM Offshore NV (a)(e)	9,100	99,611
		882,034
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	2,600	212,550
Boardwalk Pipeline Partners, LP	11,300	172,438
BPZ Energy, Inc. (a)(e)	68,450	15,401
Cairn Energy PLC (a)	25,611	74,065
Cimarex Energy Co.	800	82,560
Cobalt International Energy, Inc. (a)	16,900	154,128
Energen Corp.	3,219	204,149
Energy XXI (Bermuda) Ltd.	18,400	54,096
EQT Corp.	1,660	123,570
Imperial Oil Ltd.	4,000	148,705
Kinder Morgan, Inc.	5,400	221,670
Marathon Petroleum Corp.	1,862	172,403
Markwest Energy Partners LP	2,200	129,646
Newfield Exploration Co. (a)	9,787	291,457
Noble Energy, Inc.	4,228	201,845
Northern Oil & Gas, Inc. (a)	12,009	75,417
Scorpio Tankers, Inc.	12,555	98,808
Stone Energy Corp. (a)	20,190	284,275
Tesoro Corp.	6,208	507,380
Whiting Petroleum Corp. (a)	9,248	277,625
		3,502,188
TOTAL ENERGY		4,384,222
FINANCIALS - 28.5%
Banks - 5.9%
Bank of Ireland (a)	212,097	63,686
Barclays PLC sponsored ADR	15,018	210,853
CIT Group, Inc.	12,454	545,734
Citigroup, Inc.	6,212	291,653
EFG Eurobank Ergasias SA (a)	649,600	80,745
First Citizen Bancshares, Inc.	2,787	680,167
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Niagara Financial Group, Inc.	39,680	$ 322,202
Hilltop Holdings, Inc. (a)	9,974	181,028
Investors Bancorp, Inc.	23,570	259,506
JPMorgan Chase & Co.	9,369	509,486
M&T Bank Corp.	3,079	348,420
PNC Financial Services Group, Inc.	4,911	415,176
Prosperity Bancshares, Inc.	5,400	247,266
TSB Banking Group PLC	26,100	105,081
U.S. Bancorp	18,479	774,455
Wells Fargo & Co.	8,429	437,634
Zions Bancorporation	2,900	69,484
		5,542,576
Capital Markets - 4.8%
American Capital Ltd. (a)	8,130	113,739
Ameriprise Financial, Inc.	3,872	483,768
Apollo Global Management LLC Class A	9,078	225,770
Ares Capital Corp.	20,867	347,436
Artisan Partners Asset Management, Inc.	3,000	144,810
Carlyle Group LP	8,860	233,018
E*TRADE Financial Corp. (a)	16,759	386,295
Fortress Investment Group LLC	29,972	214,000
Invesco Ltd.	21,480	788,960
Julius Baer Group Ltd.	2,630	107,698
KKR & Co. LP	16,212	389,250
NorthStar Asset Management Group, Inc.	11,295	239,115
The Blackstone Group LP	11,014	411,263
UBS Group AG	13,828	231,772
Virtus Investment Partners, Inc.	1,400	189,882
		4,506,776
Consumer Finance - 1.9%
Capital One Financial Corp.	10,506	769,144
Discover Financial Services	1,200	65,256
Navient Corp.	36,577	722,030
Springleaf Holdings, Inc. (a)	8,490	268,284
		1,824,714
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	6,358	914,980
Cerved Information Solutions SpA	6,677	36,141
Element Financial Corp. (a)	11,200	118,990
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PHH Corp. (a)	500	$ 12,470
The NASDAQ OMX Group, Inc.	5,022	229,003
		1,311,584
Insurance - 5.5%
ACE Ltd.	4,200	453,432
AFLAC, Inc.	5,438	310,401
Allied World Assurance Co.	7,021	271,502
Allstate Corp.	5,558	387,893
AMBAC Financial Group, Inc. (a)	19,801	484,134
Brown & Brown, Inc.	10,100	311,585
FNF Group	2,200	77,220
FNFV Group (a)	799	9,908
Greenlight Capital Re, Ltd. (a)	5,227	164,180
Intact Financial Corp.	3,534	236,175
Old Republic International Corp.	21,511	302,014
ProAssurance Corp.	5,113	226,864
Progressive Corp.	5,360	139,092
Prudential PLC	11,039	268,362
Reinsurance Group of America, Inc.	6,027	499,096
StanCorp Financial Group, Inc.	3,998	248,036
Third Point Reinsurance Ltd. (a)	6,408	84,778
Torchmark Corp.	7,188	359,903
Validus Holdings Ltd.	8,576	340,038
		5,174,613
Real Estate Investment Trusts - 7.0%
Alexandria Real Estate Equities, Inc.	4,731	461,367
American Capital Agency Corp.	19,826	427,250
American Realty Capital Properties, Inc.	19,200	177,888
American Tower Corp.	5,736	556,105
Brandywine Realty Trust (SBI)	4,450	73,915
Digital Realty Trust, Inc.	2,408	175,640
Equity Lifestyle Properties, Inc.	12,452	681,498
Eurobank Properties Real Estate Investment Co.	50,742	452,974
Extra Space Storage, Inc.	8,091	534,006
Iron Moutain, Inc.	10,548	420,232
iStar Financial, Inc. (a)(e)	16,825	219,398
Lamar Advertising Co. Class A	9,046	506,757
MFA Financial, Inc.	23,260	182,358
NorthStar Realty Finance Corp.	20,905	395,314
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc.	8,413	$ 569,812
WP Glimcher, Inc.	43,030	760,770
		6,595,284
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A	2,700	137,582
Forest City Enterprises, Inc. Class A (a)	28,135	689,308
Kennedy Wilson Europe Real Estate PLC	12,391	194,099
Kennedy-Wilson Holdings, Inc. (a)	13,186	350,616
Realogy Holdings Corp. (a)	5,800	269,700
		1,641,305
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	17,100	239,742
TOTAL FINANCIALS		26,836,594
HEALTH CARE - 7.3%
Biotechnology - 0.5%
Radius Health, Inc. (a)	2,200	106,018
United Therapeutics Corp. (a)	2,356	332,502
		438,520
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	28,362	420,041
DENTSPLY International, Inc.	2,156	107,854
St. Jude Medical, Inc.	2,100	138,327
The Cooper Companies, Inc.	700	110,355
Zimmer Holdings, Inc.	2,500	280,250
		1,056,827
Health Care Providers & Services - 2.4%
Accretive Health, Inc. (a)	12,827	75,038
Cardinal Health, Inc.	7,088	589,651
Community Health Systems, Inc. (a)	5,307	249,800
Express Scripts Holding Co. (a)	3,500	282,485
HCA Holdings, Inc. (a)	5,434	384,727
Humana, Inc.	2,100	307,524
Laboratory Corp. of America Holdings (a)	1,400	160,692
Omnicare, Inc.	900	67,482
Universal Health Services, Inc. Class B	1,200	123,036
		2,240,435
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
CompuGroup Medical AG	11,205	$ 290,078
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	5,345	201,881
Pharmaceuticals - 2.8%
Cardiome Pharma Corp. (a)	7,642	76,420
Impax Laboratories, Inc. (a)	9,628	353,059
Jazz Pharmaceuticals PLC (a)	5,233	886,156
Mallinckrodt PLC (a)	1,700	180,183
Perrigo Co. PLC	1,400	212,436
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,783	442,541
The Medicines Company (a)	10,959	314,195
Theravance, Inc.	14,170	159,696
		2,624,686
TOTAL HEALTH CARE		6,852,427
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc.	2,800	364,868
Curtiss-Wright Corp.	6,940	461,718
Finmeccanica SpA (a)	17,632	193,065
GenCorp, Inc. (non-vtg.) (a)	11,215	188,412
L-3 Communications Holdings, Inc.	2,116	260,522
Meggitt PLC	21,900	177,793
Textron, Inc.	6,482	275,874
		1,922,252
Air Freight & Logistics - 0.6%
FedEx Corp.	1,233	208,513
Hub Group, Inc. Class A (a)	6,362	212,491
UTi Worldwide, Inc. (a)	15,901	188,745
		609,749
Building Products - 0.6%
Allegion PLC	10,109	545,987
Commercial Services & Supplies - 0.6%
ADT Corp. (e)	11,449	393,846
Regus PLC	58,500	177,988
West Corp.	269	8,796
		580,630
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.7%
AECOM Technology Corp. (a)	40,081	$ 1,018,852
Astaldi SpA	27,238	173,285
Jacobs Engineering Group, Inc. (a)	11,300	430,530
		1,622,667
Electrical Equipment - 1.3%
Babcock & Wilcox Co.	12,561	342,036
Generac Holdings, Inc. (a)(e)	6,000	262,440
OSRAM Licht AG	5,542	256,009
Regal-Beloit Corp.	4,800	330,480
		1,190,965
Machinery - 1.9%
AGCO Corp.	5,000	216,700
Deere & Co.	3,696	314,862
Joy Global, Inc.	6,000	251,640
Manitowoc Co., Inc.	12,013	224,643
Sulzer AG (Reg.)	3,140	334,279
TriMas Corp. (a)	4,735	127,798
Valmet Corp.	2,738	35,271
Valmont Industries, Inc.	1,992	239,279
		1,744,472
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	37,800	60,858
Professional Services - 0.5%
Dun & Bradstreet Corp.	2,692	309,876
Manpower, Inc.	2,300	167,624
		477,500
Road & Rail - 0.4%
Daqin Railway Co. Ltd. (A Shares)	146,400	247,022
TransForce, Inc.	5,464	124,012
		371,034
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	13,626	538,636
Noble Group Ltd.	192,000	150,191
WESCO International, Inc. (a)	2,906	194,005
		882,832
TOTAL INDUSTRIALS		10,008,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.2%
Juniper Networks, Inc.	18,256	$ 414,959
Plantronics, Inc.	4,775	218,838
QUALCOMM, Inc.	7,805	487,500
		1,121,297
Electronic Equipment & Components - 1.4%
Ingram Micro, Inc. Class A (a)	13,603	342,524
Jabil Circuit, Inc.	15,295	315,230
TE Connectivity Ltd.	5,165	342,904
TTM Technologies, Inc. (a)	40,981	284,818
		1,285,476
Internet Software & Services - 0.2%
Google, Inc. Class C (a)	300	160,356
IT Services - 2.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	4,531	179,536
Computer Sciences Corp.	5,474	332,162
Global Payments, Inc.	4,041	352,820
Leidos Holdings, Inc.	4,400	182,160
Total System Services, Inc.	22,524	796,674
Unisys Corp. (a)	10,785	236,515
		2,079,867
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Corp. Class A	28,332	1,202,268
Freescale Semiconductor, Inc. (a)	10,573	339,288
MagnaChip Semiconductor Corp. (a)	7,700	110,726
Maxim Integrated Products, Inc.	3,900	129,051
PMC-Sierra, Inc. (a)	22,973	203,081
Teradyne, Inc.	12,800	231,680
		2,216,094
Software - 3.2%
Activision Blizzard, Inc.	13,872	289,855
Cadence Design Systems, Inc. (a)	16,500	296,835
Comverse, Inc. (a)	10,763	185,446
Constellation Software, Inc.	809	224,161
Interactive Intelligence Group, Inc. (a)	5,400	219,024
Oracle Corp.	13,689	573,432
Parametric Technology Corp. (a)	3,000	100,230
Rovi Corp. (a)	9,900	228,789
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	21,735	$ 538,376
Synopsys, Inc. (a)	8,100	348,219
		3,004,367
Technology Hardware, Storage & Peripherals - 1.6%
EMC Corp.	9,166	237,674
NCR Corp. (a)	22,203	563,956
Samsung Electronics Co. Ltd.	594	731,505
		1,533,135
TOTAL INFORMATION TECHNOLOGY		11,400,592
MATERIALS - 6.4%
Chemicals - 3.8%
Agrium, Inc.	6,512	694,760
Airgas, Inc.	2,043	230,124
Ashland, Inc.	2,486	294,641
Axalta Coating Systems	7,200	184,824
Axiall Corp.	4,506	199,391
Cabot Corp.	3,150	133,592
CF Industries Holdings, Inc.	1,700	519,146
Cytec Industries, Inc.	4,706	225,841
Eastman Chemical Co.	3,624	256,905
LyondellBasell Industries NV Class A	2,320	183,489
Methanex Corp.	10,904	481,914
Trinseo SA	700	10,675
Tronox Ltd. Class A	7,600	160,664
		3,575,966
Containers & Packaging - 1.5%
Avery Dennison Corp.	4,500	235,215
Rock-Tenn Co. Class A	13,340	865,766
Sonoco Products Co.	6,821	301,488
		1,402,469
Metals & Mining - 1.1%
Compass Minerals International, Inc.	6,100	533,140
Constellium NV (a)	5,514	101,513
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	12,000	$ 204,480
SunCoke Energy, Inc.	16,376	247,278
		1,086,411
TOTAL MATERIALS		6,064,846
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	627	23,306
Frontier Communications Corp.	13,280	89,175
		112,481
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	11,500	155,250
T-Mobile U.S., Inc. (a)	902	27,222
		182,472
TOTAL TELECOMMUNICATION SERVICES		294,953
UTILITIES - 9.9%
Electric Utilities - 5.2%
Edison International	23,127	1,576,102
Exelon Corp.	10,299	371,176
ITC Holdings Corp.	21,048	895,382
NextEra Energy, Inc.	6,596	720,547
PPL Corp.	37,453	1,329,582
		4,892,789
Gas Utilities - 1.2%
Atmos Energy Corp.	6,826	388,468
National Fuel Gas Co.	12,028	762,936
		1,151,404
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	2,000	80,180
Independent Power Producers & Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	11,115	303,662
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 3.1%
NiSource, Inc.	30,609	$ 1,324,145
Sempra Energy	13,972	1,563,746
		2,887,891
TOTAL UTILITIES		9,315,926
TOTAL COMMON STOCKS (Cost $82,114,483)		89,417,260
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR (Cost $169,270)	9,677	117,285
U.S. Treasury Obligations - 0.1%
Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 4/2/15 to 4/30/15 (h) (Cost $99,996)	$ 100,000	99,998
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $153,576)	EUR	100,000	129,802
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	4,746,880	$ 4,746,880
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	891,965	891,965
TOTAL MONEY MARKET FUNDS (Cost $5,638,845)		5,638,845
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $88,176,170)		95,403,190
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,157,705)
NET ASSETS - 100%		$ 94,245,485
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	$ 1,574,540	$ (9,875)
The face value of futures purchased as a percentage of net assets is 1.7%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,802 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,121
Fidelity Securities Lending Cash Central Fund	2,019
Total	$ 3,140
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,671,547	$ 11,499,956	$ 171,591	$ -
Consumer Staples	2,587,207	2,587,207	-	-
Energy	4,384,222	4,384,222	-	-
Financials	26,953,879	26,621,831	332,048	-
Health Care	6,852,427	6,852,427	-	-
Industrials	10,008,946	9,611,733	397,213	-
Information Technology	11,400,592	10,669,087	731,505	-
Materials	6,064,846	6,064,846	-	-
Telecommunication Services	294,953	294,953	-	-
Utilities	$ 9,315,926	$ 9,315,926	$ -	$ -
U.S. Government and Government Agency Obligations	99,998	-	99,998	-
Preferred Securities	129,802	-	129,802	-
Money Market Funds	5,638,845	5,638,845	-	-
Total Investments in Securities:	$ 95,403,190	$ 93,541,033	$ 1,862,157	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (9,875)	$ (9,875)	$ -	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $88,288,580. Net unrealized appreciation aggregated $7,114,610, of which $12,178,200 related to appreciated investment securities and $5,063,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund

January 31, 2015

1.813066.110

AFR-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 86.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	$ 17,587	$ 17,323
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	133,782	131,776
		149,099
Automotive & Auto Parts - 1.5%
Chrysler Group LLC:
term loan 3.25% 12/31/18 (e)	47,610	47,372
Tranche B, term loan 3.5% 5/24/17 (e)	61,035	60,882
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,836	15,026
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	21,567
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	9,975	9,726
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	26,545	26,014
		180,587
Broadcasting - 2.1%
Clear Channel Capital I LLC Tranche B, term loan 3.8205% 1/29/16 (e)	23,701	23,405
Clear Channel Communications, Inc. Tranche D, term loan 6.9205% 1/30/19 (e)	53,720	50,295
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	15,000	14,850
Nielsen Finance LLC Tranche B 2LN, term loan 3.1665% 4/15/21 (e)	59,475	59,401
TWCC Holding Corp. term loan 3.5% 2/11/17 (e)	41,020	40,097
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	65,143	64,084
		252,132
Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	29,658	28,917
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (e)	13,556	13,488
		42,405
Cable/Satellite TV - 4.6%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	9,569	9,330
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	94,440	93,495
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable/Satellite TV - continued
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	$ 48,593	$ 47,499
Tranche F, term loan 3% 1/3/21 (e)	83,994	82,629
CSC Holdings LLC Tranche B, term loan 2.6705% 4/17/20 (e)	44,959	44,006
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (e)	14,000	13,790
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	46,476	46,244
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	40,209	40,007
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	29,000	28,348
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	50,000	49,063
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	15,947	15,747
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	29,583	28,769
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	19,064	18,540
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	31,353	30,491
		547,958
Capital Goods - 0.5%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	7,374	7,300
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	28,659	28,587
SRAM LLC. Tranche B, term loan 4.0241% 4/10/20 (e)	26,729	26,194
		62,081
Chemicals - 0.9%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	6,605	6,465
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	14,844	14,528
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (e)	34,274	33,674
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	20,000	19,500
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	36,104	35,382
		109,549
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.7%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	$ 30,690	$ 30,268
Tranche B, term loan 3.25% 11/19/17 (e)	8,500	8,394
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	10,021	9,595
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	8,516	8,388
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	27,587	27,018
		83,663
Containers - 2.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	55,213	54,385
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	13,592	13,388
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	89,348	87,561
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	19,900	19,876
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	8,778	8,471
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	59,487	58,297
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,700	3,634
		245,612
Diversified Financial Services - 2.8%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (e)	19,750	19,374
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	50,999
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	14,920	13,428
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	14,340	14,286
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	97,833	97,227
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	13,702	13,394
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (e)	14,529	13,512
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (e)	25,000	24,875
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	25,491	24,982
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	63,931	63,372
		335,449
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	$ 18,315	$ 18,178
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	29,847	28,578
		46,756
Energy - 5.4%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,711	8,537
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	23,571	23,306
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	30,845	25,663
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	29,452	29,378
Tranche C, term loan 5.25% 3/14/21 (e)	2,070	2,065
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,500	1,421
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	42,333	39,370
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	15,289	15,365
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	56,858	44,562
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	129,480	77,688
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	39,525	35,968
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	37,105	27,365
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (e)	11,673	11,366
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	40,423	36,381
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	15,270	11,147
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	15,806	15,628
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,285	18,700
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	19,956	19,906
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	10,821
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	60,720	48,272
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	44,849	36,104
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	20,181	17,860
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	$ 6,239	$ 5,022
Tranche M, term loan 4.25% 12/16/20 (e)	2,327	1,873
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	52,020	52,150
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	14,738	8,990
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	22,091	21,318
		646,226
Entertainment/Film - 0.7%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	24,575	24,268
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	38,482	37,809
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	9,237	9,145
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	16,870	16,512
		87,734
Environmental - 0.9%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	25,090	24,432
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	24,579	22,982
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,576
Tranche B 1LN, term loan 4% 12/18/20 (e)	41,388	40,353
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,890	10,686
		104,029
Food & Drug Retail - 3.2%
Albertson's LLC:
Tranche B 3LN, term loan 4% 8/25/19 (e)	63,000	62,606
Tranche B 4LN, term loan:
4.5% 8/25/21 (e)	190,000	189,763
4.5% 8/25/21 (e)	19,920	19,796
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	18,402	17,804
Mallinckrodt International Finance S.A. Tranche B 1LN, term loan 3.5% 3/19/21 (e)	22,868	22,610
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	7,288	7,160
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	$ 9,711	$ 9,601
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	20,210	20,159
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	19,065	19,017
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	14,710	14,636
		383,152
Food/Beverage/Tobacco - 3.0%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	2,940
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	36,378	36,287
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	25,000	24,969
Big Heart Pet Brands Tranche B LN, term loan 3.5% 3/8/20 (e)	26,159	25,113
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (e)	14,405	14,261
Tranche B 2LN, term loan 3.5% 6/7/20 (e)	225,376	225,376
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	19,242	19,128
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (e)	13,117	13,018
		361,092
Gaming - 6.5%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	37,000	36,399
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	25,223	24,844
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	171,279	163,357
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	138,872	128,109
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	50,332	50,020
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	49,366	48,749
5.5% 11/21/19 (e)	21,157	20,893
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	34,488	34,272
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	67,743	66,727
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	$ 24,559	$ 23,719
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	9,796	9,710
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (e)	58,000	57,205
Tranche B, term loan 6% 10/18/20 (e)	95,169	93,980
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	16,172	15,889
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	13,915	12,315
		786,188
Healthcare - 9.9%
Alkermes, Inc. term loan 3.5% 9/25/19 (e)	10,470	10,339
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	22,238	22,183
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	312,408	312,403
Tranche E, term loan 3.4856% 1/25/17 (e)	42,230	42,018
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (e)	70,148	69,709
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	66,775	66,775
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	21,438	21,170
Grifols, S.A. Tranche B, term loan 3.1705% 2/27/21 (e)	44,643	44,085
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6705% 2/2/16 (e)	217,689	216,883
Tranche B 4LN, term loan 3.0051% 5/1/18 (e)	43,579	43,527
Tranche B 5LN, term loan 2.9205% 3/31/17 (e)	111,075	110,941
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	21,366	20,191
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (e)	14,325	14,290
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	12,211	12,165
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	44,447	43,336
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	19,808	19,659
Skilled Healthcare Group, Inc. term loan 7.1398% 4/9/16 (e)	16,207	16,167
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	2,685	2,611
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	$ 5,545	$ 5,545
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	29,837	29,427
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.5% 12/11/19 (e)	26,437	26,238
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	37,598	37,128
		1,186,790
Homebuilders/Real Estate - 0.7%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	1,548	1,521
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	89,007	87,672
		89,193
Hotels - 3.6%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	15,420	15,381
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	50,754	50,056
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	231,902	229,583
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	99,953	99,203
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	28,018	27,562
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	11,328	11,328
		433,113
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	11,752	11,649
Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	28,579	27,650
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (e)	18,912	18,722
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	11,215	11,215
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	6,614	6,449
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (e)	12,339	11,722
		75,758
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 3.8%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	$ 4,362	$ 3,228
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	3,000	2,970
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	16,915	16,450
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	7,500	6,488
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	3,000	2,768
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	28,284	27,860
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	19,446	16,724
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	172,540	152,698
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	45,437	41,745
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	34,787	34,440
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	17,400
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	11,877	11,075
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	60,678	50,969
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	23,096	21,017
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	73,216	46,858
		452,690
Publishing/Printing - 1.3%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	50,032	49,500
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	78,240	70,807
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	19,708	19,535
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	15,975	15,935
		155,777
Restaurants - 0.5%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	25,000	25,063
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	$ 8,813	$ 8,766
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	28,743	28,456
		62,285
Services - 4.1%
ARAMARK Corp.:
Credit-Linked Deposit 3.6713% 7/26/16 (e)	3,579	3,538
Tranche F, term loan 3.25% 2/24/21 (e)	66,438	65,275
3.6695% 7/26/16 (e)	4,666	4,608
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	9,750	9,726
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (e)	23,148	22,945
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	23,441	16,174
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	35,631	35,007
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	9,637	9,552
Hertz Corp.:
Tranche B 2LN, term loan 3.5% 3/11/18 (e)	52,196	51,413
Tranche B, term loan 4% 3/11/18 (e)	22,460	22,319
Karman Buyer Corp.:
term loan 4.25% 7/25/21 (e)	767	758
Tranche 1LN, term loan 4.25% 7/25/21 (e)	23,018	22,730
Tranche 2LN, term loan 7.5% 7/25/22 (e)	5,490	5,339
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	149,200	139,875
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	36,635	35,673
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	14,403	14,349
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,950	4,938
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	5,950	5,935
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	29,913	29,464
		499,618
Super Retail - 3.3%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	21,923	21,621
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	$ 17,099	$ 16,885
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	19,658
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	55,353	54,453
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	52,813	51,493
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	44,746	40,384
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	17,621	17,072
6% 5/22/18 (e)	72,419	71,605
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	35,065	34,626
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	66,818	64,734
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	6,566	5,647
		398,178
Technology - 9.7%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	75,210	75,120
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	14,147	14,006
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,548
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	38,529	38,529
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	19,307	18,535
5% 9/10/20 (e)	133,274	128,776
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	15,546	15,449
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	25,689	23,955
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	51,786	50,621
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	206,422	206,422
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	17,873	17,627
First Data Corp.:
term loan 3.6683% 3/24/17 (e)	66,529	64,720
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
First Data Corp.: - continued
Tranche B, term loan:
3.6683% 3/24/18 (e)	$ 43,000	$ 42,140
3.6683% 9/24/18 (e)	40,000	38,912
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	52,840	52,048
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	31,710	31,075
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	5,019	4,988
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	24,139	23,415
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	44,293	43,021
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	29,845	30,442
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	36,635	36,543
Nuance Communications, Inc. Tranche C, term loan 2.93% 8/7/19 (e)	23,388	22,745
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	14,341	13,804
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	10,839
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9175% 2/28/17 (e)	32,706	32,542
Tranche E, term loan 4% 3/8/20 (e)	30,917	30,762
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	19,390	18,712
4% 4/23/19 (e)	9,598	9,262
TIBCO Software, Inc. term loan 5.5% 12/5/15 (e)	10,000	9,725
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	5,000	4,900
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	13,940	13,905
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	19,987	19,887
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (e)	22,253	22,058
		1,169,033
Telecommunications - 5.8%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	144,457	143,554
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	72,091	70,850
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	7,500	7,050
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Digicel International Finance Ltd.: - continued
Tranche D-2, term loan 3.7551% 3/31/19 (e)	$ 25,060	$ 23,557
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,354	14,247
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,184	18,093
FPL FiberNet, LLC. Tranche A, term loan 3.4906% 7/22/19 (e)	19,875	19,875
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (e)	12,773	12,549
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	117,070	115,759
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,247
Tranche B 4LN, term loan 4% 1/15/20 (e)	68,000	67,408
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	14,000	14,000
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	3,868	3,771
Tranche B 1LN, term loan 4% 4/11/20 (e)	33,163	32,334
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	34,825	34,259
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	4,635	4,565
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	34,362	33,846
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	9,939	9,740
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	54,823	54,275
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (e)	9,414	9,320
		702,299
Textiles/Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	34,877	34,087
Transportation Ex Air/Rail - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	22,045	14,329
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	22,225	21,892
		36,221
Utilities - 5.8%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3796% 8/13/18 (e)(g)	2,283	2,271
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Utilities - continued
Alinta Energy Finance Pty. Ltd. Tranche B, term loan: - continued
6.375% 8/13/19 (e)	$ 34,478	$ 34,306
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	84,483	81,843
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	34,416	33,512
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	11,624	11,566
Tranche B 3LN, term loan 4% 10/9/19 (e)	29,337	29,044
Tranche B, term loan 4% 4/1/18 (e)	87,588	87,150
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	25,571	25,251
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	72,884	72,975
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	12,959	12,894
Tranche C, term loan 4.25% 12/31/19 (e)	31,967	31,807
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	15,907	15,708
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	37,375	36,956
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	10,474	9,950
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,408	32,823
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	43,623	42,751
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	13,000	12,919
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	25,605	24,965
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	7,338	6,971
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	13,348	12,147
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	5,130	5,104
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	21,313	20,994
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	10,326	9,396
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Utilities - continued
TXU Energy LLC Tranche B, term loan:
4.6612% 10/10/17 (c)	$ 66,622	$ 41,889
4.6612% 10/10/14 (c)	10,052	6,320
		701,512
TOTAL BANK LOAN OBLIGATIONS (Cost $10,761,394)		10,431,915
Nonconvertible Bonds - 7.0%

Banks & Thrifts - 0.7%
Ally Financial, Inc.:
2.9366% 7/18/16 (e)	75,000	75,362
3.125% 1/15/16	4,000	4,010
4.625% 6/26/15	4,000	4,030
		83,402
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,551
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,460
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,158
Univision Communications, Inc. 6.75% 9/15/22 (d)	5,368	5,838
		30,007
Building Materials - 0.1%
CEMEX S.A.B. de CV 5.0033% 10/15/18 (d)(e)	10,000	10,225
Cable/Satellite TV - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,724
5.25% 3/15/21	13,070	13,168
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	10,815	11,248
Lynx I Corp. 5.375% 4/15/21 (d)	5,000	5,188
Numericable Group SA 4.875% 5/15/19 (d)	27,120	27,120
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,881
		75,329
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (d)	3,000	2,730
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	5,000	5,075
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2406% 12/15/19 (d)(e)	$ 42,330	$ 40,637
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	59,637
7.125% 4/15/19	5,000	5,178
		105,452
Diversified Financial Services - 0.9%
CIT Group, Inc.:
4.75% 2/15/15 (d)	14,000	13,989
5% 5/15/17	7,000	7,206
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,626
4.875% 3/15/19	15,000	15,263
International Lease Finance Corp.:
2.1906% 6/15/16 (e)	29,485	29,361
3.875% 4/15/18	7,000	7,079
4.875% 4/1/15	4,000	4,020
6.25% 5/15/19	10,000	11,025
		106,569
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5% 11/15/22	5,130	5,233
Series B, 6.5% 11/15/22	13,870	14,303
		19,536
Energy - 0.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7324% 8/1/19 (d)(e)	38,400	28,032
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	3,030
6.625% 10/1/20	5,645	5,687
Chesapeake Energy Corp. 3.5033% 4/15/19 (e)	29,720	28,828
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	10,000	9,700
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,660
Western Refining, Inc. 6.25% 4/1/21	5,305	5,172
		89,169
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (d)	$ 4,000	$ 3,776
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (d)	10,000	9,400
Healthcare - 0.4%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,137
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,729
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,250
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,897
		54,013
Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,845
Metals/Mining - 0.0%
Peabody Energy Corp. 6% 11/15/18	5,000	4,013
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	9,850	9,333
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9836% 12/1/17 (e)	14,410	14,338
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,026
		17,364
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	7,036
First Data Corp. 6.75% 11/1/20 (d)	25,460	27,242
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (d)	14,760	15,535
5.75% 3/15/23 (d)	5,000	5,300
		55,113
Telecommunications - 0.9%
Altice Financing SA:
6.5% 1/15/22 (d)	7,240	7,385
7.875% 12/15/19 (d)	4,000	4,232
Columbus International, Inc. 7.375% 3/30/21 (d)	14,535	14,953
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,905	3,750
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,500
Level 3 Financing, Inc. 3.8262% 1/15/18 (e)	15,000	15,075
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,680
6.9% 5/1/19	5,000	5,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Sprint Communications, Inc.:
6% 11/15/22	$ 30,000	$ 27,975
9% 11/15/18 (d)	3,000	3,458
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,045
		109,134
Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (c)(d)	11,000	13,365
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,150
The AES Corp. 3.2336% 6/1/19 (e)	14,435	14,218
		31,733
TOTAL NONCONVERTIBLE BONDS (Cost $845,228)		843,387
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	798
ION Media Networks, Inc. (a)	2,842	2,014
		2,812
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	19,452
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	433
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	617
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,678
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(h)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	513
TOTAL COMMON STOCKS (Cost $14,688)		25,526
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	$ 0
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.13% (b) (Cost $512,612)	512,612,055	512,612
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $12,133,922)		11,813,440
NET OTHER ASSETS (LIABILITIES) - 1.9%		232,070
NET ASSETS - 100%		$ 12,045,510
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $280,556,000 or 2.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,697,000 and $1,688,000, respectively.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 138
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,511	$ 798	$ -	$ 3,713
Financials	617	-	-	617
Materials	19,452	19,452	-	-
Telecommunication Services	513	513	-	-
Utilities	433	433	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Loan Obligations	$ 10,431,915	$ -	$ 10,364,531	$ 67,384
Corporate Bonds	843,387	-	843,387	-
Other	-	-	-	-
Money Market Funds	512,612	512,612	-	-
Total Investments in Securities:	$ 11,813,440	$ 533,808	$ 11,207,918	$ 71,714
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $12,106,546,000. Net unrealized depreciation aggregated $293,106,000, of which $67,578,000 related to appreciated investment securities and $360,684,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund

January 31, 2015

1.813043.110

HY-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.5%
	Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (g)	$ 38	$ 34

Nonconvertible Bonds - 68.5%
Aerospace - 0.3%
KLX, Inc. 5.875% 12/1/22 (g)	2,200	2,173
TransDigm, Inc.:
6% 7/15/22	2,030	2,025
6.5% 7/15/24	2,000	2,025
		6,223
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	940	1,007
6.125% 4/29/18	670	704
9.25% 5/10/17	957	1,047
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	1,672	1,856
		4,614
Automotive & Auto Parts - 1.7%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	750	769
Chassix, Inc. 9.25% 8/1/18 (g)	765	528
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,490
6% 9/15/23	1,450	1,508
General Motors Financial Co., Inc.:
4.75% 8/15/17	3,660	3,874
6.75% 6/1/18	10,220	11,549
LKQ Corp. 4.75% 5/15/23	430	418
Schaeffler Finance BV 4.75% 5/15/21 (g)	5,430	5,471
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(i)	2,140	2,242
6.75% 11/15/22 pay-in-kind (g)(i)	1,005	1,073
6.875% 8/15/18 pay-in-kind (g)(i)	1,605	1,677
Tenneco, Inc. 6.875% 12/15/20	3,362	3,555
		34,154
Banks & Thrifts - 4.4%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,441
8% 3/15/20	3,333	3,975
General Motors Acceptance Corp. 8% 11/1/31	3,759	4,915
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
8% 12/31/18	$ 25,964	$ 29,405
8% 11/1/31	19,887	25,679
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	11,620	12,298
6% 12/19/23	8,040	9,023
Washington Mutual Bank 5.5% 1/15/49 (d)	10,000	1
		88,737
Broadcasting - 0.1%
AMC Networks, Inc. 7.75% 7/15/21	500	540
Clear Channel Communications, Inc. 5.5% 12/15/16	2,263	2,150
		2,690
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	595	601
CEMEX Finance LLC 6% 4/1/24 (g)	2,795	2,631
CEMEX S.A.B. de CV 5.2566% 9/30/15 (g)(i)	4,305	4,328
HD Supply, Inc. 5.25% 12/15/21 (g)	3,430	3,533
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	900	873
Nortek, Inc. 8.5% 4/15/21	1,520	1,615
USG Corp.:
5.875% 11/1/21 (g)	430	446
6.3% 11/15/16	275	287
9.75% 1/15/18	1,585	1,819
		16,133
Cable/Satellite TV - 4.5%
Altice SA:
7.625% 2/15/25 (g)	2,575	2,575
7.75% 5/15/22 (g)	14,575	15,085
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,499
5.25% 3/15/21	2,245	2,262
5.75% 9/1/23	1,545	1,564
5.75% 1/15/24	5,335	5,408
CCOH Safari LLC 5.5% 12/1/22	3,735	3,786
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	535	556
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	$ 5,495	$ 5,371
DISH DBS Corp.:
5% 3/15/23	4,695	4,613
5.875% 7/15/22	4,240	4,282
6.75% 6/1/21	5,260	5,714
Lynx I Corp. 5.375% 4/15/21 (g)	1,260	1,307
Lynx II Corp. 6.375% 4/15/23 (g)	710	756
Numericable Group SA:
4.875% 5/15/19 (g)	7,890	7,890
6% 5/15/22 (g)	15,358	15,710
6.25% 5/15/24 (g)	1,150	1,190
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	3,001	3,185
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	2,145	2,225
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	1,635	1,704
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,900	2,047
Ziggo Bond Finance BV 5.875% 1/15/25 (g)	1,705	1,739
		91,468
Capital Goods - 0.2%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	1,115	1,167
5.875% 10/15/24 (g)	955	997
Briggs & Stratton Corp. 6.875% 12/15/20	735	792
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	1,665	1,515
		4,471
Chemicals - 1.0%
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,605	4,326
LSB Industries, Inc. 7.75% 8/1/19	705	726
PolyOne Corp. 5.25% 3/15/23	2,215	2,248
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	9,017	9,102
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	960	1,025
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	1,550	1,612
5.625% 10/1/24 (g)	620	665
		19,704
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.7%
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	$ 2,875	$ 2,810
8.125% 2/1/20	335	360
Revlon Consumer Products Corp. 5.75% 2/15/21	10,540	10,777
Spectrum Brands Holdings, Inc. 6.375% 11/15/20	565	599
		14,546
Containers - 2.4%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(i)	1,493	1,471
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	3,369	3,571
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	1,410	1,325
6.25% 1/31/19 (g)	1,165	1,136
6.75% 1/31/21 (g)	1,350	1,323
7% 11/15/20 (g)	697	686
9.125% 10/15/20 (g)	1,045	1,108
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)	1,255	1,232
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	1,465	1,260
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,415	8,604
6.875% 2/15/21	7,339	7,724
7.875% 8/15/19	8,387	8,859
8.25% 2/15/21	6,144	6,244
Sealed Air Corp. 6.5% 12/1/20 (g)	1,730	1,907
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	1,114	1,206
		47,656
Diversified Financial Services - 6.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (g)	3,725	3,753
4.5% 5/15/21 (g)	4,075	4,207
5% 10/1/21 (g)	2,715	2,885
Aircastle Ltd. 4.625% 12/15/18	1,625	1,662
CIT Group, Inc.:
3.875% 2/19/19	2,570	2,564
5% 8/15/22	3,195	3,359
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5% 8/1/23	$ 4,515	$ 4,752
5.375% 5/15/20	4,400	4,697
5.5% 2/15/19 (g)	8,075	8,567
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,930	3,999
5.875% 2/1/22	4,690	4,796
6% 8/1/20	3,840	4,017
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,291
5.75% 5/15/16	6,040	6,272
5.875% 8/15/22	10,375	11,464
8.25% 12/15/20	3,945	4,842
8.625% 1/15/22	11,580	14,649
SLM Corp.:
4.875% 6/17/19	9,130	9,198
5.5% 1/15/19	2,270	2,345
5.5% 1/25/23	2,245	2,155
6.125% 3/25/24	3,835	3,739
8% 3/25/20	9,700	10,767
8.45% 6/15/18	4,905	5,546
		127,526
Diversified Media - 0.7%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20	900	936
7.625% 3/15/20	4,400	4,642
Liberty Media Corp.:
8.25% 2/1/30	469	508
8.5% 7/15/29	529	581
MDC Partners, Inc. 6.75% 4/1/20 (g)	440	459
National CineMedia LLC:
6% 4/15/22	4,035	4,096
7.875% 7/15/21	2,050	2,170
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	1,220	1,223
		14,615
Energy - 6.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	2,720	2,788
4.875% 3/15/24	1,300	1,329
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7324% 8/1/19 (g)(i)	$ 2,380	$ 1,737
7.125% 11/1/20 (g)	3,775	2,756
7.375% 11/1/21 (g)	2,720	2,013
Antero Resources Corp. 5.125% 12/1/22 (g)	3,765	3,605
Antero Resources Finance Corp. 5.375% 11/1/21	2,500	2,438
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,885	1,904
California Resources Corp.:
5% 1/15/20 (g)	2,340	2,018
5.5% 9/15/21 (g)	4,995	4,196
6% 11/15/24 (g)	9,765	7,946
Chesapeake Energy Corp.:
4.875% 4/15/22	1,890	1,864
5.375% 6/15/21	3,665	3,692
5.75% 3/15/23	2,170	2,246
6.125% 2/15/21	3,615	3,814
6.875% 11/15/20	177	192
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	1,520	1,478
7.75% 4/1/19	3,095	3,157
Denbury Resources, Inc. 4.625% 7/15/23	4,395	3,747
Diamondback Energy, Inc. 7.625% 10/1/21	1,545	1,584
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,200	1,305
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,749
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	3,685	3,496
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	11,490	11,576
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	2,280	1,915
Forbes Energy Services Ltd. 9% 6/15/19	3,470	2,117
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,090	1,033
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	796
Gibson Energy, Inc. 6.75% 7/15/21 (g)	280	282
Gulfmark Offshore, Inc. 6.375% 3/15/22	630	491
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)	1,435	1,292
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co.: - continued
7.625% 4/15/21 (g)	$ 185	$ 188
Kinder Morgan Holding Co. LLC 5% 2/15/21 (g)	1,695	1,806
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	790	798
8.125% 12/1/19	2,010	2,045
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	2,995	2,651
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	2,545	1,979
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,024
Oasis Petroleum, Inc. 6.875% 3/15/22	905	833
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	1,565
7.5% 11/1/19	8,130	5,285
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,985	1,628
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,080
Rosetta Resources, Inc. 5.875% 6/1/24	1,235	1,127
RSP Permian, Inc. 6.625% 10/1/22 (g)	915	909
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,250	2,250
5.75% 5/15/24	3,215	3,231
Samson Investment Co. 9.75% 2/15/20 (i)	2,855	885
SemGroup Corp. 7.5% 6/15/21	1,625	1,617
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,463
7.5% 7/1/21	810	846
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (g)	6,970	7,108
6.375% 8/1/22	908	942
Teine Energy Ltd. 6.875% 9/30/22 (g)	4,561	3,649
TerraForm Power Operating LLC 5.875% 2/1/23 (g)	1,285	1,312
Western Refining, Inc. 6.25% 4/1/21	905	882
Whiting Petroleum Corp. 5.75% 3/15/21	980	932
		128,591
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - 0.8%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	$ 470	$ 486
5.625% 2/15/24 (g)	510	533
Cinemark U.S.A., Inc.:
4.875% 6/1/23	2,110	2,023
5.125% 12/15/22	570	567
7.375% 6/15/21	1,085	1,150
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	6,095	6,247
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	1,425	1,475
Regal Entertainment Group:
5.75% 6/15/23	3,725	3,637
5.75% 2/1/25	555	532
		16,650
Environmental - 0.4%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,189
Covanta Holding Corp.:
5.875% 3/1/24	1,530	1,568
6.375% 10/1/22	1,355	1,446
7.25% 12/1/20	1,094	1,162
Darling International, Inc. 5.375% 1/15/22	1,280	1,277
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,455	1,470
		8,112
Food & Drug Retail - 1.7%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (g)	1,945	2,001
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,905	1,895
7.75% 10/28/20 (g)	4,855	4,999
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	635	611
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	773	858
Rite Aid Corp.:
6.75% 6/15/21	10,905	11,396
6.875% 12/15/28 (g)	5,785	6,074
7.7% 2/15/27	6,515	7,232
		35,066
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 1.5%
ESAL GmbH 6.25% 2/5/23 (g)	$ 3,580	$ 3,380
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	2,275	2,366
H.J. Heinz Co.:
4.25% 10/15/20	12,790	12,894
4.875% 2/15/25 (g)	2,060	2,065
H.J. Heinz Finance Co. 7.125% 8/1/39 (g)	300	329
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	2,435	2,350
Post Holdings, Inc.:
6% 12/15/22 (g)	1,195	1,141
6.75% 12/1/21 (g)	5,380	5,259
		29,784
Gaming - 2.5%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	7,900	6,715
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	820	841
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	10,735	10,681
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,730	1,890
MCE Finance Ltd. 5% 2/15/21 (g)	2,100	1,974
MGM Mirage, Inc.:
6% 3/15/23	2,810	2,835
6.875% 4/1/16	820	855
8.625% 2/1/19	5,000	5,638
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	4,505	4,437
11% 10/1/21 (g)	2,725	2,439
Scientific Games Corp. 10% 12/1/22 (g)	2,380	2,184
Studio City Finance Ltd. 8.5% 12/1/20 (g)	8,920	9,054
		49,543
Healthcare - 6.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	685	716
7.75% 2/15/19	4,441	4,623
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,965	1,992
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	355	361
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
DaVita HealthCare Partners, Inc.:
5.125% 7/15/24	$ 4,500	$ 4,625
5.75% 8/15/22	1,970	2,088
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (g)	2,925	2,989
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	2,915	2,959
HCA Holdings, Inc.:
4.75% 5/1/23	3,245	3,399
5% 3/15/24	3,060	3,274
5.875% 3/15/22	8,635	9,628
6.25% 2/15/21	2,265	2,458
6.5% 2/15/20	7,640	8,595
7.5% 2/15/22	5,095	5,971
7.75% 5/15/21	6,114	6,534
IMS Health, Inc. 6% 11/1/20 (g)	1,175	1,223
Kindred Escrow Corp. II:
8% 1/15/20 (g)	2,035	2,160
8.75% 1/15/23 (g)	2,035	2,177
Legend Acquisition, Inc. 10.75% 8/15/20 (d)(g)	3,260	163
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	295	312
6.75% 10/15/22	2,631	2,776
Polymer Group, Inc. 6.875% 6/1/19 (g)	890	850
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,142
Service Corp. International 5.375% 1/15/22	815	844
Tenet Healthcare Corp.:
4.375% 10/1/21	8,990	8,979
4.5% 4/1/21	535	540
4.75% 6/1/20	1,665	1,707
5% 3/1/19 (g)	2,540	2,546
6% 10/1/20	1,890	2,046
6.75% 2/1/20	1,800	1,899
8.125% 4/1/22	7,570	8,535
Valeant Pharmaceuticals International:
5.5% 3/1/23 (g)	2,660	2,727
5.625% 12/1/21 (g)	1,395	1,440
6.75% 8/15/18 (g)	5,800	6,170
7.25% 7/15/22 (g)	315	336
7.5% 7/15/21 (g)	7,250	7,939
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
VPI Escrow Corp. 6.375% 10/15/20 (g)	$ 2,380	$ 2,517
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,578
		123,818
Homebuilders/Real Estate - 1.4%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,197
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	1,265	1,284
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	1,000	1,025
CBRE Group, Inc. 5% 3/15/23	6,805	7,128
D.R. Horton, Inc.:
4.75% 2/15/23	915	917
5.75% 8/15/23	750	806
Howard Hughes Corp. 6.875% 10/1/21 (g)	3,530	3,689
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,395	1,411
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	3,085	3,085
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (g)	580	539
William Lyon Homes, Inc.:
7% 8/15/22	1,860	1,879
8.5% 11/15/20	2,170	2,316
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	2,215	2,151
		27,427
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22	615	660
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	10,040	10,592
		11,252
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	2,765	2,765
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (g)(i)	1,220	1,196
		3,961
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (g)	895	729
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 0.7%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 3,730	$ 1,007
6.25% 6/1/21	4,245	1,040
9.75% 4/15/18	1,770	620
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	415	432
Calcipar SA 6.875% 5/1/18 (g)	1,070	1,083
Compass Minerals International, Inc. 4.875% 7/15/24 (g)	1,040	1,014
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (g)	1,180	1,151
Murray Energy Corp.:
8.625% 6/15/21 (g)	1,540	1,471
9.5% 12/5/20 (g)	2,780	2,731
Prince Mineral Holding Corp. 12.5% 12/15/19 (g)	655	668
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	1,040	988
Walter Energy, Inc.:
9.5% 10/15/19 (g)	3,275	2,145
12% 4/1/20 pay-in-kind (g)(i)	1,545	332
		14,682
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,994
Publishing/Printing - 1.5%
Cenveo Corp. 6% 8/1/19 (g)	1,290	1,222
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	4,610	3,227
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21	14,305	15,843
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(i)	5,925	5,821
R.R. Donnelley & Sons Co. 6.5% 11/15/23	2,890	2,962
		29,075
Restaurants - 0.5%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (g)	1,390	1,425
Landry's Acquisition Co. 9.375% 5/1/20 (g)	4,040	4,343
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	4,205	4,331
		10,099
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Services - 3.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	$ 470	$ 482
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	3,165	3,197
APX Group, Inc.:
6.375% 12/1/19	8,560	8,153
8.75% 12/1/20	12,680	10,334
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	3,195	3,315
Audatex North America, Inc.:
6% 6/15/21 (g)	6,180	6,427
6.125% 11/1/23 (g)	590	615
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	815	798
CBRE Group, Inc. 5.25% 3/15/25	4,995	5,295
FTI Consulting, Inc. 6% 11/15/22	2,450	2,576
Garda World Security Corp.:
7.25% 11/15/21 (g)	920	897
7.25% 11/15/21 (g)	2,435	2,374
Hertz Corp.:
5.875% 10/15/20	990	1,005
6.25% 10/15/22	1,315	1,345
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,920	1,642
Laureate Education, Inc. 9.75% 9/1/19 (g)(i)	9,855	10,003
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	600	602
TMS International Corp. 7.625% 10/15/21 (g)	420	418
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)	1,255	1,266
		60,744
Steel - 1.0%
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)	4,045	3,964
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	11,106	9,190
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,647
11.25% 10/15/18	1,303	1,375
		20,176
Super Retail - 0.5%
JC Penney Corp., Inc.:
5.65% 6/1/20	2,375	1,959
5.75% 2/15/18	703	636
7.4% 4/1/37	775	574
8.125% 10/1/19	3,785	3,444
Sally Holdings LLC 5.5% 11/1/23	925	971
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Sonic Automotive, Inc.:
5% 5/15/23	$ 315	$ 309
7% 7/15/22	1,390	1,512
		9,405
Technology - 2.7%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	2,075	2,262
ADT Corp. 6.25% 10/15/21	1,895	2,008
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	1,600	1,574
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	5,860	5,120
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(i)	3,000	2,445
CDW LLC/CDW Finance Corp. 6% 8/15/22	2,950	3,098
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	1,170	1,006
Entegris, Inc. 6% 4/1/22 (g)	635	641
First Data Corp.:
6.75% 11/1/20 (g)	1,930	2,065
11.25% 1/15/21	3,136	3,552
11.75% 8/15/21	840	971
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(i)	950	955
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	11,902
6.5% 1/15/28	5,415	5,225
Micron Technology, Inc. 5.875% 2/15/22 (g)	1,520	1,596
Quad/Graphics, Inc. 7% 5/1/22 (g)	670	637
SunGard Data Systems, Inc. 6.625% 11/1/19	1,950	1,960
VeriSign, Inc. 4.625% 5/1/23	2,525	2,509
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,769	1,822
13.375% 10/15/19	2,745	2,855
		54,203
Telecommunications - 8.3%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	1,435	1,458
6.75% 11/15/20 (g)	3,390	3,517
Altice Financing SA:
6.5% 1/15/22 (g)	895	913
6.625% 2/15/23 (g)	3,965	3,965
Altice Finco SA:
8.125% 1/15/24 (g)	540	560
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Altice Finco SA: - continued
9.875% 12/15/20 (g)	$ 945	$ 1,040
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,689
Citizens Communications Co. 7.875% 1/15/27	4,949	5,033
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	5,300	6,360
Columbus International, Inc. 7.375% 3/30/21 (g)	9,515	9,789
Digicel Group Ltd.:
6% 4/15/21 (g)	4,580	4,294
7% 2/15/20 (g)	425	412
7.125% 4/1/22 (g)	3,850	3,488
8.25% 9/1/17 (g)	1,025	1,040
8.25% 9/30/20 (g)	10,315	10,036
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	695	667
Eileme 2 AB 11.625% 1/31/20 (g)	2,605	2,948
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	2,375	2,428
Intelsat Jackson Holdings SA:
5.5% 8/1/23	5,655	5,584
6.625% 12/15/22 (Reg. S)	6,530	6,693
7.5% 4/1/21	5,730	6,074
Intelsat Luxembourg SA:
7.75% 6/1/21	6,204	6,150
8.125% 6/1/23	3,585	3,621
Level 3 Communications, Inc.:
5.75% 12/1/22 (g)	2,235	2,252
8.875% 6/1/19	695	735
Level 3 Escrow II, Inc. 5.375% 8/15/22 (g)	3,725	3,781
Level 3 Financing, Inc.:
6.125% 1/15/21	2,395	2,485
7% 6/1/20	2,365	2,519
SBA Communications Corp. 5.625% 10/1/19	3,075	3,206
Sprint Capital Corp.:
6.875% 11/15/28	1,785	1,642
6.9% 5/1/19	4,761	4,838
8.75% 3/15/32	2,465	2,520
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,049
6% 11/15/22	13,364	12,462
9% 11/15/18 (g)	5,500	6,339
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Corp.:
7.125% 6/15/24	$ 1,495	$ 1,454
7.875% 9/15/23	4,245	4,303
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,565	1,620
6.25% 4/1/21	3,295	3,402
6.464% 4/28/19	705	731
6.5% 1/15/24	2,500	2,594
6.542% 4/28/20	2,465	2,554
6.625% 4/1/23	4,925	5,110
6.633% 4/28/21	2,225	2,310
6.731% 4/28/22	1,645	1,705
6.836% 4/28/23	480	500
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	2,965	2,891
		167,761
Transportation Ex Air/Rail - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,425	1,350
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	5,790	5,153
8.125% 2/15/19	2,489	1,966
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,215	1,160
Teekay Corp. 8.5% 1/15/20	195	216
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,600
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,285	1,311
Western Express, Inc. 12.5% 4/15/15 (g)	6,070	5,827
		18,583
Utilities - 4.3%
Calpine Corp.:
5.375% 1/15/23	2,615	2,641
5.75% 1/15/25	1,120	1,142
6% 1/15/22 (g)	1,885	2,022
7.875% 1/15/23 (g)	3,653	4,091
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (g)	1,855	1,906
7.375% 11/1/22 (g)	3,470	3,583
7.625% 11/1/24 (g)	4,365	4,496
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	$ 6,237	$ 7,547
12.25% 3/1/22 (d)(g)	20,435	24,829
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	535	524
InterGen NV 7% 6/30/23 (g)	3,940	3,684
Mirant Americas Generation LLC 9.125% 5/1/31	690	587
NRG Energy, Inc. 6.625% 3/15/23	7,020	7,283
RJS Power Holdings LLC 5.125% 7/15/19 (g)	3,830	3,715
The AES Corp. 7.375% 7/1/21	2,205	2,442
TXU Corp.:
5.55% 11/15/14 (d)	7,757	7,136
6.5% 11/15/24 (d)	4,961	4,564
6.55% 11/15/34 (d)	4,295	3,951
		86,143
TOTAL NONCONVERTIBLE BONDS		1,380,335
TOTAL CORPORATE BONDS (Cost $1,375,541)		1,380,369
Common Stocks - 15.9%
	Shares
Air Transportation - 0.5%
American Airlines Group, Inc.	100,000	4,908
Delta Air Lines, Inc.	100,000	4,731
		9,639
Automotive & Auto Parts - 0.9%
General Motors Co.	206,513	6,736
General Motors Co.:
warrants 7/10/16 (a)	11,706	269
warrants 7/10/19 (a)	11,706	181
Harley-Davidson, Inc.	100,000	6,170
Motors Liquidation Co. GUC Trust (a)	39,254	644
Trinseo SA	220,098	3,356
		17,356
Banks & Thrifts - 0.4%
Bank of America Corp.	200,000	3,030
Common Stocks - continued
	Shares	Value (000s)
Banks & Thrifts - continued
JPMorgan Chase & Co.	100,000	$ 5,438
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	37
		8,505
Broadcasting - 0.4%
Cumulus Media, Inc. Class A (a)	550,600	1,916
Gray Television, Inc. (a)	494,070	4,674
Sinclair Broadcast Group, Inc. Class A	100,000	2,474
		9,064
Building Materials - 0.1%
Gibraltar Industries, Inc. (a)	141,340	2,140
Cable/Satellite TV - 0.3%
Time Warner Cable, Inc.	41,300	5,622
Chemicals - 0.6%
Axiall Corp.	100,000	4,425
LyondellBasell Industries NV Class A	84,795	6,706
Westlake Chemical Partners LP	3,400	86
		11,217
Consumer Products - 0.5%
Whirlpool Corp.	50,000	9,954
Containers - 0.4%
Graphic Packaging Holding Co.	617,874	8,947
Diversified Financial Services - 1.0%
AerCap Holdings NV (a)	150,000	5,930
Citigroup, Inc.	116,564	5,473
The Blackstone Group LP	250,000	9,335
		20,738
Energy - 0.5%
EP Energy Corp. (f)	340,300	3,522
The Williams Companies, Inc.	121,400	5,325
Vantage Drilling Co. (a)	2,000,000	780
		9,627
Environmental - 0.3%
Darling International, Inc. (a)	300,000	5,094
Food/Beverage/Tobacco - 1.0%
Carlyle Group LP	72,700	1,912
Dean Foods Co.	400,000	7,248
Monster Beverage Corp. (a)	100,000	11,695
		20,855
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.4%
Gaming & Leisure Properties	119,574	$ 3,902
Station Holdco LLC (a)(j)(m)	1,531,479	3,706
Station Holdco LLC (a)(k)(m)	11,653	28
Station Holdco LLC:
unit (a)(k)(m)	3,411	1
warrants 6/15/18 (a)(j)(m)	96,849	26
		7,663
Healthcare - 0.6%
Legend Acquisition, Inc.	18,796	288
Legend Acquisition, Inc.:
Class A warrants (a)	28,063	0
Class B warrants (a)	37,006	0
Tenet Healthcare Corp. (a)	113,675	4,806
Universal Health Services, Inc. Class B	75,000	7,690
		12,784
Homebuilders/Real Estate - 0.5%
Lennar Corp. Class A (f)	200,000	8,982
Realogy Holdings Corp. (a)	46,400	2,158
		11,140
Hotels - 0.6%
Extended Stay America, Inc. unit	194,400	3,845
Hyatt Hotels Corp. Class A (a)	145,000	8,158
		12,003
Insurance - 0.3%
H&R Block, Inc.	200,000	6,856
Leisure - 0.1%
Town Sports International Holdings, Inc.	464,202	3,054
Metals/Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR (a)	87,174	1,079
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	4,323	6
Restaurants - 0.8%
Dunkin' Brands Group, Inc.	171,900	8,133
Yum! Brands, Inc.	100,000	7,228
		15,361
Services - 1.5%
ARAMARK Holdings Corp.	253,900	7,952
HD Supply Holdings, Inc. (a)	150,000	4,325
KAR Auction Services, Inc.	347,600	11,857
Common Stocks - continued
	Shares	Value (000s)
Services - continued
United Rentals, Inc. (a)	80,000	$ 6,628
WP Rocket Holdings, Inc. (a)	1,964,861	393
		31,155
Super Retail - 0.2%
Office Depot, Inc. (a)	500,000	3,800
Technology - 3.5%
CDW Corp.	300,000	10,278
Facebook, Inc. Class A (a)	76,094	5,776
Freescale Semiconductor, Inc. (a)	150,000	4,814
Google, Inc. Class A (a)	15,000	8,063
Marvell Technology Group Ltd.	400,000	6,196
NXP Semiconductors NV (a)	125,000	9,918
Qorvo, Inc. (a)	100,000	7,387
Skyworks Solutions, Inc.	150,000	12,458
SoftBank Corp. ADR	150,000	4,404
Spansion, Inc. Class A (a)	11,219	398
		69,692
Telecommunications - 0.2%
Alibaba Group Holding Ltd. sponsored ADR	32,200	2,868
Broadview Networks Holdings, Inc. (a)	189,475	379
Pendrell Corp. (a)	37,472	49
		3,296
Textiles/Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	42,253	198
Transportation Ex Air/Rail - 0.2%
Ship Finance International Ltd. (NY Shares)	300,000	4,167
Ultrapetrol (Bahamas) Ltd. (a)	7,916	13
		4,180
TOTAL COMMON STOCKS (Cost $275,994)		321,025
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25% (a)	67,400	3,656
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (g)	11,491	11,491
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	297,313	$ 7,819
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	1,437,822	1,179
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,489
TOTAL PREFERRED STOCKS (Cost $16,971)		24,145
Bank Loan Obligations - 7.3%
		Principal Amount (000s) (e)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (i)		$ 862	849
Tranche D, term loan 3.75% 6/4/21 (i)		2,313	2,290
			3,139
Broadcasting - 0.2%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)		3,113	3,043
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (i)		1,200	1,122
			4,165
Cable/Satellite TV - 0.0%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (i)		195	192
Tranche 2LN, term loan 7.75% 7/7/23 (i)		765	759
			951
Chemicals - 0.1%
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (i)		1,960	1,980
Consumer Products - 0.1%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (i)		1,278	1,259
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)		1,831	1,806
			3,065
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)		1,835	1,807
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Diversified Financial Services - 0.5%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (i)		$ 1,269	$ 1,245
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (i)		368	360
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		3,631	3,381
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)		5,300	5,254
			10,240
Diversified Media - 0.4%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (i)		1,080	967
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)		6,192	6,146
			7,113
Energy - 0.9%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (i)		2,965	2,402
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (i)		393	388
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (i)		497	413
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)		11,040	6,624
Tranche B 1LN, term loan 3.875% 9/30/18 (i)		2,439	2,220
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)		191	186
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		843	841
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)		5,605	3,531
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)		673	542
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)		94	75
Tranche M, term loan 4.25% 12/16/20 (i)		35	28
			17,250
Entertainment/Film - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	289	227
Tranche B, term loan 18% 1/15/49 pay-in-kind (d)	CAD	176	138
			365
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (i)		$ 7,234	$ 7,053
Food/Beverage/Tobacco - 0.0%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (i)		585	584
Gaming - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		3,830	3,653
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)		771	711
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (i)		2,672	2,625
			6,989
Healthcare - 0.6%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)		1,804	1,785
Tranche B 1LN, term loan 4.5% 4/23/21 (i)		5,632	5,561
MModal IP LLC Tranche B, term loan 9% 1/31/20 (i)		1,125	1,072
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (i)		2,313	2,253
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (i)		462	435
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)		120	120
Tranche B 2LN, term loan 4.25% 7/3/19 (i)		193	190
			11,416
Homebuilders/Real Estate - 0.2%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (i)		905	898
Tranche B 1LN, term loan 5.5% 11/4/21 (i)		1,416	1,413
Tranche B, term loan 5.5% 11/4/21 (i)		844	842
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		607	596
			3,749
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (i)		190	175
Oxbow Carbon LLC Tranche B 1LN, term loan 4.25% 7/19/19 (i)		162	151
			326
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 12/31/49 (d)(l)		8,620	0
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)		$ 267	$ 265
Services - 0.7%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (i)		215	213
Garda World Security Corp.:
term loan 4% 11/8/20 (i)		641	626
Tranche DD, term loan 4% 11/8/20 (i)		164	160
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (i)		150	146
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)		6,289	5,896
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (i)		7,307	7,197
			14,238
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (i)		772	760
Technology - 1.2%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (i)		4,637	4,637
First Data Corp. Tranche B, term loan 3.6683% 3/24/18 (i)		10,435	10,226
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (i)		3,645	3,718
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)		1,017	979
Tranche 2LN, term loan 8% 4/9/22 (i)		4,115	3,878
			23,438
Telecommunications - 0.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)		1,675	1,665
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)		1,635	1,617
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (i)		63	62
			3,344
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Utilities - 1.3%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		$ 3,016	$ 2,936
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)		23,179	23,208
			26,144
TOTAL BANK LOAN OBLIGATIONS (Cost $164,274)			148,381
Preferred Securities - 3.0%

Banks & Thrifts - 1.7%
Bank of America Corp. 5.2% (h)(i)		2,745	2,646
Barclays Bank PLC 7.625% 11/21/22		12,695	14,355
Credit Agricole SA 6.625% (g)(h)(i)		6,105	6,035
JPMorgan Chase & Co. 5.15% (h)(i)		9,715	9,502
Wells Fargo & Co. 5.875% (h)(i)		1,660	1,737
			34,275
Diversified Financial Services - 1.3%
Citigroup, Inc.:
5.35% (h)(i)		24,830	23,850
5.9% (h)(i)		2,100	2,155
			26,005
TOTAL PREFERRED SECURITIES (Cost $61,055)			60,280
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	57,092,278	57,092
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,636,025	2,636
TOTAL MONEY MARKET FUNDS (Cost $59,728)		59,728
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,953,563)		1,993,928
NET OTHER ASSETS (LIABILITIES) - 1.1%		21,623
NET ASSETS - 100%		$ 2,015,551
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $557,950,000 or 27.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(k) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.
(l) The coupon rate will be determined upon settlement of the loan after period end.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,965,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11 - 4/1/13	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	3
Total	$ 22
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,613	$ 96,648	$ -	$ 3,965
Consumer Staples	24,037	24,037	-	-
Energy	17,450	17,450	-	-
Financials	50,595	39,104	11,491	-
Health Care	12,784	12,496	-	288
Industrials	42,153	40,581	-	1,572
Information Technology	68,156	68,156	-	-
Materials	24,599	24,599	-	-
Telecommunication Services	4,783	4,783	-	-
Corporate Bonds	1,380,369	-	1,380,368	1
Bank Loan Obligations	148,381	-	145,635	2,746
Preferred Securities	60,280	-	60,280	-
Money Market Funds	59,728	59,728	-	-
Total Investments in Securities:	$ 1,993,928	$ 387,582	$ 1,597,774	$ 8,572
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,946,811,000. Net unrealized appreciation aggregated $47,117,000, of which $155,515,000 related to appreciated investment securities and $108,398,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund

January 31, 2015

1.813042.110

AHI-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.7%
	Principal Amount	Value
Aerospace - 0.2%
Triumph Group, Inc.:
4.875% 4/1/21	$ 1,420,000	$ 1,380,950
5.25% 6/1/22	365,000	359,525
		1,740,475
Air Transportation - 4.3%
Air Canada 6.625% 5/15/18 (b)	3,205,000	3,286,407
Allegiant Travel Co. 5.5% 7/15/19	1,070,000	1,091,400
American Airlines Group, Inc. 5.5% 10/1/19 (b)	2,775,000	2,868,656
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	287,799	298,591
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,040,528	1,154,986
6.125% 4/29/18	345,000	362,250
6.25% 10/11/21	1,929,134	2,030,413
9.25% 5/10/17	1,050,501	1,150,299
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,375,000	1,426,563
6.75% 5/23/17	1,375,000	1,426,563
8.021% 8/10/22	1,049,008	1,215,486
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	2,049,938
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,259,300
Series 2013-1 Class B, 5.375% 5/15/23	445,119	457,360
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	862,548	938,021
9.75% 1/15/17	795,420	882,916
12% 1/15/16 (b)	143,056	154,500
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,733,813
6% 7/15/26	2,575,000	2,500,969
6% 7/15/28	1,705,000	1,638,931
6.375% 6/1/18	185,000	197,025
XPO Logistics, Inc. 7.875% 9/1/19 (b)	1,070,000	1,110,125
		31,234,512
Automotive & Auto Parts - 0.4%
Dana Holding Corp. 5.5% 12/15/24	925,000	937,719
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(d)	735,000	784,613
6.875% 8/15/18 pay-in-kind (b)(d)	1,075,000	1,123,375
		2,845,707
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - 0.3%
Ocwen Financial Corp. 6.625% 5/15/19 (b)	$ 2,765,000	$ 2,142,875
Royal Bank of Scotland Group PLC 6% 12/19/23	215,000	241,282
		2,384,157
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,420,000	7,999,000
9% 12/15/19	1,230,000	1,199,250
10% 1/15/18	3,000,000	2,610,000
		11,808,250
Building Materials - 1.4%
Building Materials Corp. of America 5.375% 11/15/24 (b)	1,955,000	1,984,325
Building Materials Holding Corp. 9% 9/15/18 (b)	2,790,000	2,908,575
CEMEX Finance LLC 6% 4/1/24 (b)	1,190,000	1,120,385
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	750,000	757,500
HD Supply, Inc. 5.25% 12/15/21 (b)	1,315,000	1,354,450
Headwaters, Inc. 7.625% 4/1/19	1,565,000	1,627,600
		9,752,835
Cable/Satellite TV - 2.4%
Altice SA:
7.625% 2/15/25 (b)	915,000	915,000
7.75% 5/15/22 (b)	3,975,000	4,114,125
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	450,000	453,375
Numericable Group SA:
4.875% 5/15/19 (b)	1,430,000	1,430,000
6% 5/15/22 (b)	2,475,000	2,531,678
6.25% 5/15/24 (b)	490,000	507,150
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	1,465,000	1,554,731
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)	1,410,000	1,440,033
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(d)	205,000	208,075
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	3,930,000	4,175,625
		17,329,792
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	3,615,000	3,886,125
Chemicals - 3.1%
Eco Services Operations LLC/Eco Finance Corp. 8.5% 11/1/22 (b)	770,000	773,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
LSB Industries, Inc. 7.75% 8/1/19	$ 1,085,000	$ 1,117,550
NOVA Chemicals Corp. 5% 5/1/25 (b)	2,310,000	2,396,625
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,740,000	3,796,100
PSPC Escrow Corp. 6.5% 2/1/22 (b)	1,130,000	1,152,600
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	8,051,000	8,126,478
Tronox Finance LLC 6.375% 8/15/20	4,605,000	4,558,950
		21,922,153
Consumer Products - 0.2%
Prestige Brands, Inc. 5.375% 12/15/21 (b)	1,125,000	1,099,688
Containers - 1.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(d)	1,795,411	1,769,321
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2406% 12/15/19 (b)(d)	2,120,000	2,035,200
6.75% 1/31/21 (b)	580,000	568,400
7% 11/15/20 (b)	105,000	103,294
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	1,415,000	1,389,346
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,645,000	2,645,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)	1,220,000	1,274,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	3,455,000	3,532,738
		13,318,199
Diversified Financial Services - 5.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21 (b)	1,725,000	1,781,063
5% 10/1/21 (b)	2,065,000	2,194,063
Aircastle Ltd.:
5.125% 3/15/21	1,535,000	1,554,188
5.5% 2/15/22	745,000	767,499
6.25% 12/1/19	1,175,000	1,269,000
FLY Leasing Ltd.:
6.375% 10/15/21	1,470,000	1,440,600
6.75% 12/15/20	2,710,000	2,730,325
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,970,000	2,004,475
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
5.875% 2/1/22	$ 7,155,000	$ 7,315,988
6% 8/1/20	4,635,000	4,848,674
ILFC E-Capital Trust I 4.37% 12/21/65 (b)(d)	1,110,000	1,028,138
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	3,870,000	3,661,988
International Lease Finance Corp. 5.875% 8/15/22	1,290,000	1,425,450
Navient Corp.:
5% 10/26/20	575,000	574,281
5.875% 10/25/24	1,260,000	1,190,700
SLM Corp.:
4.875% 6/17/19	4,765,000	4,800,738
5.5% 1/15/19	2,080,000	2,148,952
8% 3/25/20	1,020,000	1,132,200
		41,868,322
Diversified Media - 0.5%
MDC Partners, Inc. 6.75% 4/1/20 (b)	1,075,000	1,122,031
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,090,000	1,092,725
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,165,000	1,197,038
		3,411,794
Energy - 10.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,405,000	1,440,125
4.875% 3/15/24	555,000	567,488
Antero Resources Corp. 5.125% 12/1/22 (b)	1,660,000	1,589,450
Approach Resources, Inc. 7% 6/15/21	2,075,000	1,670,375
Basic Energy Services, Inc. 7.75% 2/15/19	350,000	245,000
California Resources Corp.:
5% 1/15/20 (b)	1,580,000	1,362,750
5.5% 9/15/21 (b)	1,190,000	999,600
6% 11/15/24 (b)	795,000	646,931
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,073,775
6.125% 7/15/22	2,375,000	2,530,563
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	3,590,000	3,446,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	690,000	671,025
7.75% 4/1/19	940,000	958,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Denbury Resources, Inc.:
5.5% 5/1/22	$ 2,145,000	$ 1,887,600
6.375% 8/15/21	1,555,000	1,446,150
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	6,325,000	5,597,625
Energy Partners Ltd. 8.25% 2/15/18	2,645,000	1,739,088
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	6,175,000	6,221,313
Exterran Holdings, Inc. 7.25% 12/1/18	1,775,000	1,730,625
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,355,525
6% 10/1/22 (b)	965,000	810,600
Forbes Energy Services Ltd. 9% 6/15/19	3,310,000	2,019,100
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,425,000	2,446,219
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	925,000	832,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	410,000	397,700
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,195,000	950,025
5.875% 4/1/20	780,000	664,950
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	1,350,000	1,012,500
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,280,000	4,344,200
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,200,000	768,000
7.5% 11/1/19	5,035,000	3,272,750
Rice Energy, Inc. 6.25% 5/1/22	5,440,000	5,249,600
Rosetta Resources, Inc.:
5.625% 5/1/21	3,420,000	3,223,350
5.875% 6/1/24	520,000	474,500
RSP Permian, Inc. 6.625% 10/1/22 (b)	360,000	357,750
SemGroup Corp. 7.5% 6/15/21	2,015,000	2,004,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/18 (b)	1,705,000	1,738,759
Teine Energy Ltd. 6.875% 9/30/22 (b)	2,745,000	2,196,000
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	460,000	469,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	475,000	481,531
6.125% 10/15/21	545,000	553,175
6.25% 10/15/22 (b)	505,000	512,575
		72,960,692
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - 0.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	$ 1,410,000	$ 1,424,100
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	3,403,000	3,437,030
Tervita Corp. 9.75% 11/1/19 (b)	1,740,000	961,350
		5,822,480
Food & Drug Retail - 1.6%
JBS Investments GmbH:
7.25% 4/3/24 (b)	995,000	990,025
7.75% 10/28/20 (b)	2,200,000	2,265,340
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	4,250,000	4,090,625
SUPERVALU, Inc.:
6.75% 6/1/21	2,960,000	2,989,600
7.75% 11/15/22	810,000	836,325
		11,171,915
Food/Beverage/Tobacco - 3.8%
DS Services of America, Inc. 10% 9/1/21 (b)	790,000	907,513
ESAL GmbH 6.25% 2/5/23 (b)	8,940,000	8,439,360
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	2,050,000	2,132,000
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,690,000	1,694,225
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	1,530,000	1,476,450
7.25% 6/1/21 (b)	1,850,000	1,905,500
8.25% 2/1/20 (b)	4,220,000	4,438,934
Post Holdings, Inc. 6% 12/15/22 (b)	4,555,000	4,350,025
Vector Group Ltd. 7.75% 2/15/21	1,575,000	1,671,469
		27,015,476
Gaming - 3.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	1,555,000	1,321,750
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	4,475,000	4,452,625
MCE Finance Ltd. 5% 2/15/21 (b)	3,535,000	3,322,900
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (b)	3,440,000	3,388,400
11% 10/1/21 (b)	1,735,000	1,552,825
Scientific Games Corp.:
6.625% 5/15/21 (b)	6,355,000	4,384,950
7% 1/1/22 (b)	900,000	910,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Scientific Games Corp.: - continued
10% 12/1/22 (b)	$ 2,310,000	$ 2,119,425
Wynn Macau Ltd. 5.25% 10/15/21 (b)	1,080,000	1,050,975
		22,503,975
Healthcare - 3.2%
Community Health Systems, Inc.:
5.125% 8/1/21	620,000	644,025
6.875% 2/1/22	2,995,000	3,181,064
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)	1,065,000	1,088,297
HealthSouth Corp. 5.75% 11/1/24	600,000	619,500
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,065,000	1,130,178
8.75% 1/15/23 (b)	1,065,000	1,139,550
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	3,065,000	3,241,238
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,245,000	1,248,113
8.125% 4/1/22	9,670,000	10,902,907
		23,194,872
Homebuilders/Real Estate - 2.3%
CBRE Group, Inc. 5% 3/15/23	3,000,000	3,142,500
D.R. Horton, Inc. 4.375% 9/15/22	3,175,000	3,159,125
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,725,000	1,802,625
Lennar Corp. 4.5% 6/15/19	1,815,000	1,833,150
Standard Pacific Corp. 5.875% 11/15/24	1,600,000	1,588,000
Toll Brothers Finance Corp. 4.375% 4/15/23	1,100,000	1,094,500
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	550,000	523,875
5.875% 6/15/24 (b)	400,000	385,000
William Lyon Homes, Inc.:
5.75% 4/15/19	350,000	346,500
7% 8/15/22	2,460,000	2,484,600
		16,359,875
Leisure - 1.7%
24 Hour Holdings III LLC 8% 6/1/22 (b)	3,435,000	2,799,525
NCL Corp. Ltd.:
5% 2/15/18	3,650,000	3,695,625
5.25% 11/15/19 (b)	1,815,000	1,837,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	$ 1,925,000	$ 2,237,813
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	1,695,000	1,724,663
		12,295,314
Metals/Mining - 3.9%
CONSOL Energy, Inc. 5.875% 4/15/22	2,850,000	2,472,375
First Quantum Minerals Ltd. 7.25% 5/15/22 (b)	1,630,000	1,361,050
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	2,085,000	1,636,725
8.25% 11/1/19 (b)	1,740,000	1,544,250
Lundin Mining Corp.:
7.5% 11/1/20 (b)	2,045,000	2,024,550
7.875% 11/1/22 (b)	2,065,000	2,044,350
Murray Energy Corp.:
8.625% 6/15/21 (b)	2,275,000	2,172,625
9.5% 12/5/20 (b)	4,525,000	4,445,813
New Gold, Inc. 6.25% 11/15/22 (b)	3,665,000	3,619,188
Peabody Energy Corp.:
6.25% 11/15/21	2,135,000	1,601,250
7.875% 11/1/26	700,000	535,500
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	3,445,000	3,419,163
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	1,555,000	1,477,250
		28,354,089
Paper - 0.7%
Mercer International, Inc. 7% 12/1/19 (b)	565,000	576,300
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	3,375,000	3,459,375
8.375% 6/15/19 (b)	1,000,000	1,070,000
		5,105,675
Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	3,850,000	4,263,875
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)	4,650,000	4,568,625
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	752,500
		9,585,000
Services - 4.8%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	2,150,000	1,978,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
ADT Corp.:
4.125% 4/15/19	$ 2,085,000	$ 2,082,394
5.25% 3/15/20	1,210,000	1,228,150
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	850,000	858,500
APX Group, Inc.:
6.375% 12/1/19	6,185,000	5,891,213
8.75% 12/1/20	6,100,000	4,971,500
Audatex North America, Inc. 6% 6/15/21 (b)	3,390,000	3,525,600
Bankrate, Inc. 6.125% 8/15/18 (b)	1,595,000	1,567,088
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	1,305,000	1,278,084
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	2,650,000	2,371,750
CBRE Group, Inc. 5.25% 3/15/25	825,000	874,500
Garda World Security Corp.:
7.25% 11/15/21 (b)	150,000	146,250
7.25% 11/15/21 (b)	390,000	380,250
IHS, Inc. 5% 11/1/22 (b)	1,830,000	1,844,869
The GEO Group, Inc. 5.875% 1/15/22	2,720,000	2,815,200
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	2,975,000	3,034,500
		34,847,848
Steel - 1.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	6,720,000	5,560,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	900,000	915,750
11.25% 10/15/18	1,351,000	1,425,305
Steel Dynamics, Inc. 5.125% 10/1/21 (b)	1,495,000	1,528,638
		9,430,493
Super Retail - 1.2%
JC Penney Corp., Inc.:
5.65% 6/1/20	3,670,000	3,027,750
5.75% 2/15/18	2,690,000	2,434,450
7.4% 4/1/37	2,605,000	1,927,700
8.125% 10/1/19	1,110,000	1,010,100
		8,400,000
Technology - 5.2%
ADT Corp.:
4.125% 6/15/23	715,000	670,313
6.25% 10/15/21	2,110,000	2,235,946
Advanced Micro Devices, Inc.:
6.75% 3/1/19	1,535,000	1,458,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Advanced Micro Devices, Inc.: - continued
7% 7/1/24	$ 950,000	$ 828,875
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	3,760,000	3,285,300
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(d)	1,370,000	1,116,550
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,210,000	2,149,225
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	650,000	559,000
Lucent Technologies, Inc.:
6.45% 3/15/29	6,565,000	6,335,225
6.5% 1/15/28	3,290,000	3,174,850
Micron Technology, Inc.:
5.25% 8/1/23 (b)	1,660,000	1,660,000
5.875% 2/15/22 (b)	305,000	320,250
Nuance Communications, Inc. 5.375% 8/15/20 (b)	5,475,000	5,529,750
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (b)	2,600,000	1,430,000
Viasystems, Inc. 7.875% 5/1/19 (b)	2,810,000	2,968,063
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	2,170,000	2,235,100
13.375% 10/15/19	1,070,000	1,112,800
		37,069,497
Telecommunications - 9.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	2,115,000	2,194,313
8.875% 1/1/20 (b)	2,035,000	2,213,063
Altice Financing SA:
6.5% 1/15/22 (b)	390,000	397,800
6.625% 2/15/23 (b)	1,410,000	1,410,000
7.875% 12/15/19 (b)	1,650,000	1,745,700
Altice Finco SA:
7.625% 2/15/25 (b)	1,380,000	1,380,000
9.875% 12/15/20 (b)	6,195,000	6,814,500
Columbus International, Inc. 7.375% 3/30/21 (b)	7,230,000	7,437,863
Digicel Group Ltd.:
6% 4/15/21 (b)	3,365,000	3,154,688
7% 2/15/20 (b)	200,000	194,000
7.125% 4/1/22 (b)	1,835,000	1,662,418
8.25% 9/1/17 (b)	3,535,000	3,588,025
8.25% 9/30/20 (b)	4,130,000	4,018,490
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	5,545,000	5,324,864
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	2,410,000	2,464,225
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Escrow II, Inc. 5.375% 8/15/22 (b)	$ 2,635,000	$ 2,674,525
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,562,400
Sprint Capital Corp.:
6.875% 11/15/28	8,020,000	7,378,400
8.75% 3/15/32	5,705,000	5,833,363
Sprint Corp. 7.875% 9/15/23	740,000	750,175
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,533,750
6.375% 3/1/25	2,850,000	2,899,875
6.464% 4/28/19	1,565,000	1,621,731
		68,254,168
Transportation Ex Air/Rail - 1.6%
Aguila 3 SA 7.875% 1/31/18 (b)	4,355,000	4,289,675
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,290,000	2,169,775
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	4,270,000	3,800,300
8.125% 2/15/19	930,000	734,700
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	860,000	821,300
		11,815,750
Utilities - 5.9%
Atlantic Power Corp. 9% 11/15/18	3,695,000	3,750,425
Calpine Corp.:
5.375% 1/15/23	1,750,000	1,767,500
5.75% 1/15/25	875,000	892,500
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	2,075,000	2,115,851
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (b)	3,215,000	3,303,413
7.375% 11/1/22 (b)	2,060,000	2,126,950
7.625% 11/1/24 (b)	4,490,000	4,624,700
NRG Energy, Inc.:
6.25% 7/15/22	2,105,000	2,162,888
6.25% 5/1/24	2,590,000	2,583,525
NSG Holdings II, LLC 7.75% 12/15/25 (b)	9,079,009	9,759,935
RJS Power Holdings LLC 5.125% 7/15/19 (b)	2,280,000	2,211,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Utilities - continued
The AES Corp.:
4.875% 5/15/23	$ 675,000	$ 658,125
7.375% 7/1/21	5,780,000	6,401,350
		42,358,762
TOTAL NONCONVERTIBLE BONDS (Cost $626,290,854)		609,147,890
Common Stocks - 0.0%
Shares
Telecommunications - 0.0%
CUI Acquisition Corp. (Cost $864,258) (b)(e)	1	92,258
Bank Loan Obligations - 7.9%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	$ 975,100	965,349
Broadcasting - 0.5%
Clear Channel Communications, Inc. Tranche D, term loan 6.9205% 1/30/19 (d)	3,645,000	3,412,631
Building Materials - 0.3%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	1,697,175	1,629,288
Tranche 2LN, term loan 7.75% 4/1/22 (d)	340,000	333,200
		1,962,488
Cable/Satellite TV - 0.2%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	731,850	728,191
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	633,150	629,984
		1,358,175
Capital Goods - 0.2%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (d)	756,331	740,259
Tranche 2LN, term loan 7.25% 6/30/22 (d)	875,000	831,250
		1,571,509
Containers - 0.8%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	1,221,922	1,203,593
Bank Loan Obligations - continued
	Principal Amount	Value
Containers - continued
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (d)	$ 480,000	$ 474,000
Tranche B 1LN, term loan 4.5% 10/1/21 (d)	1,476,300	1,476,300
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (d)	2,891,259	2,826,206
		5,980,099
Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (d)	925,000	915,750
Tranche B 1LN, term loan 4.75% 11/15/21 (d)	235,000	233,825
		1,149,575
Energy - 0.9%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (d)	645,000	554,700
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	2,100,000	1,982,925
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	3,445,000	2,067,000
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	2,287,458	1,818,529
		6,423,154
Gaming - 0.7%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	2,180,000	2,144,575
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	328,350	302,903
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	454,577	451,736
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/1/21 (d)	2,200,000	2,169,860
		5,069,074
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	1,769,992	1,739,017
Pharmedium Healthcare Corp. Tranche 2LN, term loan 7.75% 1/28/22 (d)	1,040,000	1,024,400
		2,763,417
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	179,100	173,279
Bank Loan Obligations - continued
	Principal Amount	Value
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	$ 1,387,438	$ 1,227,882
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	1,817,000	1,526,280
		2,754,162
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	2,559,150	2,405,601
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	2,394,000	1,651,860
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	2,269,318	2,218,258
Tranche DD, term loan 4% 11/8/20 (d)	580,523	567,461
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	1,994,591	1,869,929
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	888,288	864,970
		9,578,079
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (d)	560,000	548,800
Tranche B 1LN, term loan 4.5% 4/9/21 (d)	999,975	988,725
		1,537,525
Super Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	94,525	91,576
6% 5/22/18 (d)	1,697,078	1,677,986
		1,769,562
Technology - 0.8%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (d)	1,989,135	1,959,298
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	470,860	457,346
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (d)	1,165,000	1,188,300
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (d)	2,545,763	2,157,534
		5,762,478
Transportation Ex Air/Rail - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (d)	673,200	663,102
Bank Loan Obligations - continued
	Principal Amount	Value
Utilities - 0.5%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	$ 806,639	$ 797,605
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	3,120,000	3,100,500
		3,898,105
TOTAL BANK LOAN OBLIGATIONS (Cost $61,139,404)		56,791,763
Preferred Securities - 2.6%

Banks & Thrifts - 2.3%
Bank of America Corp. 6.25% (c)(d)	845,000	885,817
Barclays Bank PLC 7.625% 11/21/22	4,405,000	4,981,133
Barclays PLC 8.25% (c)(d)	4,320,000	4,550,338
Credit Agricole SA 6.625% (b)(c)(d)	4,190,000	4,142,281
Deutsche Bank AG 7.5% (c)(d)	1,800,000	1,780,505
		16,340,074
Diversified Financial Services - 0.3%
Citigroup, Inc. 6.3% (c)(d)	2,120,000	2,161,364
TOTAL PREFERRED SECURITIES (Cost $17,891,893)		18,501,438
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $29,357,937)	29,357,937	29,357,937
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $735,544,346)		713,891,286
NET OTHER ASSETS (LIABILITIES) - 0.7%		5,120,619
NET ASSETS - 100%		$ 719,011,905
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,998,000 or 44.9% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,785
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 92,258	$ -	$ -	$ 92,258
Corporate Bonds	609,147,890	-	609,147,890	-
Bank Loan Obligations	56,791,763	-	56,791,763	-
Preferred Securities	18,501,438	-	18,501,438	-
Money Market Funds	29,357,937	29,357,937	-	-
Total Investments in Securities:	$ 713,891,286	$ 29,357,937	$ 684,441,091	$ 92,258
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $734,645,308. Net unrealized depreciation aggregated $20,754,022, of which $12,839,884 related to appreciated investment securities and $33,593,906 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015